Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

November 30, 2020

TRN-QTLY-0121
1.810722.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Aerospace & Defense - 0.7%
Aerospace & Defense - 0.7%
Elbit Systems Ltd. (Israel)	2,300	$294,462
Northrop Grumman Corp.	5,600	1,692,656
Teledyne Technologies, Inc. (a)	1,000	377,940
		2,365,058
Air Freight & Logistics - 36.7%
Air Freight & Logistics - 36.7%
Air Transport Services Group, Inc. (a)	571,900	17,580,206
Atlas Air Worldwide Holdings, Inc. (a)	65,300	3,644,393
C.H. Robinson Worldwide, Inc.	95,496	8,973,759
Echo Global Logistics, Inc. (a)	116,300	3,301,757
Expeditors International of Washington, Inc.	126,900	11,341,053
FedEx Corp.	69,850	20,017,613
Forward Air Corp.	21,200	1,549,084
Hub Group, Inc. Class A (a)	93,700	5,117,894
United Parcel Service, Inc. Class B	287,074	49,109,749
XPO Logistics, Inc. (a)	38,800	4,139,184
		124,774,692
Airlines - 5.5%
Airlines - 5.5%
Alaska Air Group, Inc.	31,600	1,610,652
Copa Holdings SA Class A	26,200	2,088,140
Delta Air Lines, Inc.	51,202	2,060,881
SkyWest, Inc.	135,100	5,799,843
Southwest Airlines Co.	132,600	6,144,684
United Airlines Holdings, Inc. (a)	19,500	878,475
		18,582,675
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Points International Ltd. (a)	236,900	2,842,800
IT Services - 0.6%
IT Consulting & Other Services - 0.6%
CACI International, Inc. Class A (a)	8,600	2,040,694
Marine - 2.5%
Marine - 2.5%
A.P. Moller - Maersk A/S Series A	1,200	2,265,703
Kirby Corp. (a)	51,100	2,585,660
Matson, Inc.	60,895	3,539,826
		8,391,189
Professional Services - 0.4%
Research & Consulting Services - 0.4%
FTI Consulting, Inc. (a)	13,000	1,365,260
Road & Rail - 47.3%
Railroads - 29.4%
CSX Corp.	288,646	25,992,572
Kansas City Southern	31,900	5,938,823
Norfolk Southern Corp.	41,650	9,871,883
Union Pacific Corp.	285,295	58,223,004
		100,026,282
Trucking - 17.9%
AMERCO	3,270	1,354,532
ArcBest Corp.	21,000	880,110
Covenant Transport Group, Inc. Class A (a)	63,374	1,171,785
J.B. Hunt Transport Services, Inc.	62,100	8,400,888
Knight-Swift Transportation Holdings, Inc. Class A	185,600	7,663,424
Landstar System, Inc.	78,100	10,263,902
Marten Transport Ltd.	49,976	881,077
Old Dominion Freight Lines, Inc.	10,100	2,053,936
Ryder System, Inc.	87,425	5,177,309
Schneider National, Inc. Class B	181,200	3,787,080
TFI International, Inc.	125,200	6,361,412
TFI International, Inc. (Canada)	66,000	3,349,041
U.S. Xpress Enterprises, Inc. (a)	181,200	1,359,000
U.S.A. Truck, Inc. (a)	48,500	429,710
Uber Technologies, Inc. (a)	56,500	2,805,790
Universal Logistics Holdings, Inc.	57,700	1,241,127
Werner Enterprises, Inc.	95,683	3,826,363
		61,006,486

TOTAL ROAD & RAIL		161,032,768

Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	10,800	394,956
Willis Lease Finance Corp. (a)	12,500	402,625
		797,581
Transportation Infrastructure - 1.1%
Airport Services - 1.1%
Macquarie Infrastructure Co. LLC	112,900	3,652,315
TOTAL COMMON STOCKS
(Cost $169,048,832)		325,845,032

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.09% (b)
(Cost $5,877,569)	5,876,394	5,877,569
TOTAL INVESTMENT IN SECURITIES - 97.5%
(Cost $174,926,401)		331,722,601
NET OTHER ASSETS (LIABILITIES) - 2.5%		8,522,932
NET ASSETS - 100%		$340,245,533

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,073
Fidelity Securities Lending Cash Central Fund	6,983
Total	$17,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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